Wilmington Global Alpha Equities Fund	1

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.6%

AEROSPACE & DEFENSE – 2.6%
Airbus SE	3,124	$336,835
Austal Ltd.	37,138	69,766
Babcock International Group PLC*	22,418	93,754
BAE Systems PLC	195,672	1,839,071
BWX Technologies, Inc.	14,266	808,597
CAE, Inc.*	18,373	486,102
Dassault Aviation SA	725	103,692
Lockheed Martin Corp.	2,512	1,039,491
Raytheon Technologies Corp.	6,390	595,612
Thales SA	2,494	310,153
TOTAL AEROSPACE & DEFENSE		$5,683,073

AIR FREIGHT & LOGISTICS – 1.0%
Bpost SA	5,963	37,424
Expeditors International of Washington, Inc.	11,361	1,207,106
PostNL NV	16,221	42,666
SG Holdings Co. Ltd.	3,046	58,132
United Parcel Service, Inc., Class B	2,144	417,844
Yamato Holdings Co. Ltd.	10,165	177,877
ZTO Express Cayman, Inc., ADR	11,654	298,226
ZTO Express Cayman, Inc.	2,039	52,128
TOTAL AIR FREIGHT & LOGISTICS		$2,291,403

AIRLINES – 0.1%
easyJet PLC*	18,314	89,450
Japan Airlines Co. Ltd.*	6,307	109,257
TOTAL AIRLINES		$198,707

AUTO COMPONENTS – 0.5%
Continental AG	1,384	98,598
Hankook Tire & Technology Co. Ltd.	2,902	77,790
Hyundai Mobis Co. Ltd.	640	112,644
NOK Corp.	8,483	76,174
Stanley Electric Co. Ltd.	6,217	109,247
Sumitomo Electric Industries Ltd.	11,537	128,624
Sumitomo Rubber Industries Ltd.	7,131	64,296
Tachi-S Co. Ltd.	4,261	37,941
Tokai Rika Co. Ltd.	6,080	66,913
Toyoda Gosei Co. Ltd.	3,838	60,568
TS Tech Co. Ltd.	12,050	137,405
Unipres Corp.	6,541	41,135
TOTAL AUTO COMPONENTS		$1,011,335

AUTOMOBILES – 1.0%
Dongfeng Motor Group Co. Ltd., Class H	149,323	103,182
Honda Motor Co. Ltd.	23,729	608,108
Isuzu Motors Ltd.	62,346	683,849
Li Auto, Inc., ADR*	2,985	98,027
Mercedes-Benz Group AG	2,128	125,497
Nissan Motor Co. Ltd.	25,488	96,927
Renault SA*	3,583	105,929

Description	Number of Shares	Value

Subaru Corp.	11,289	$196,439
Suzuki Motor Corp.	2,523	82,702
Yamaha Motor Co. Ltd.	4,350	84,030
TOTAL AUTOMOBILES		$2,184,690

BANKS – 3.0%
ABN AMRO Bank NV	9,922	101,184
AIB Group PLC	42,268	96,145
Bank Mandiri Persero Tbk PT	280,719	157,135
Bank of Ireland Group PLC	20,368	116,663
Bank of Nova Scotia (The)	13,654	831,790
Bank of Nova Scotia (The)	9,691	590,667
BPER Banca	51,052	70,866
CaixaBank SA	45,259	135,901
Dah Sing Financial Holdings Ltd.	15,453	40,580
DGB Financial Group, Inc.	11,143	66,355
DNB Bank ASA	28,653	565,202
Erste Group Bank AG	3,295	83,537
First Citizens BancShares, Inc., Class A	518	391,960
First Republic Bank	3,258	530,109
Kasikornbank PCL	12,514	49,151
KB Financial Group, Inc., ADR*	4,021	149,099
Mebuki Financial Group, Inc.	22,600	45,596
PNC Financial Services Group, Inc. (The)	4,558	756,355
Resona Holdings, Inc.	75,491	293,377
San-In Godo Bank Ltd. (The)	13,600	69,107
Sberbank of Russia PJSC, ADR*,(1)	3,982	–
Security Bank Corp.	24,846	40,844
Shinhan Financial Group Co. Ltd., ADR	5,663	155,789
Standard Chartered PLC	95,465	658,011
Sumitomo Mitsui Trust Holdings, Inc.	4,951	162,637
Tochigi Bank Ltd. (The)	9,980	22,413
Unicaja Banco SA	84,086	72,735
UniCredit SpA	49,028	484,872
TOTAL BANKS		$6,738,080

BEVERAGES – 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	25,438	52,271
Asahi Group Holdings Ltd.	2,858	99,362
Coca-Cola Co. (The)	9,906	635,668
Coca-Cola Icecek AS	8,771	71,166
Diageo PLC	13,970	661,785
Embotelladora Andina SA, Class B, ADR	8,053	92,126
Heineken NV	6,666	657,180
Kirin Holdings Co. Ltd.	12,631	207,759
PepsiCo., Inc.	3,587	627,582
Suntory Beverage & Food Ltd.	1,331	52,518
TOTAL BEVERAGES		$3,157,417

BIOTECHNOLOGY – 0.2%
Vertex Pharmaceuticals, Inc.*	1,794	503,056

July 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

BUILDING PRODUCTS – 1.0%
Assa Abloy AB, Class B	14,244	$336,529
Builders FirstSource, Inc.*	4,239	288,252
Cie de Saint-Gobain	4,515	210,534
Johnson Controls International PLC	12,529	675,438
Lennox International, Inc.	2,692	644,815
TOTAL BUILDING PRODUCTS		$2,155,568

CAPITAL MARKETS – 3.4%
Ares Management Corp., Class A	14,838	1,063,143
Blackstone, Inc.	3,685	376,128
Brookfield Asset Management, Inc., Class A	6,794	337,322
Charles Schwab Corp. (The)	40,604	2,803,706
CSC Financial Co. Ltd., Class H	140,000	130,811
Deutsche Boerse AG	767	133,891
Hargreaves Lansdown PLC	1,970	20,395
Hong Kong Exchanges & Clearing Ltd.	11,267	517,048
Ichiyoshi Securities Co. Ltd.	5,562	26,211
Intercontinental Exchange, Inc.	2,155	219,788
Julius Baer Group Ltd.	670	34,646
Moody’s Corp.	987	306,217
Nomura Holdings, Inc.	13,119	50,056
S&P Global, Inc.	1,124	423,669
UBS Group AG	62,334	1,018,558
TOTAL CAPITAL MARKETS		$7,461,589

CHEMICALS – 0.9%
ADEKA Corp.	4,021	72,733
Air Liquide SA	589	80,977
China BlueChemical Ltd., Class H	122,872	33,243
Croda International PLC	773	70,691
EMS-Chemie Holding AG	39	30,969
Givaudan SA	27	94,380
Koninklijke DSM NV	588	94,168
Linde PLC	2,161	652,622
Lintec Corp.	3,200	56,258
Mitsubishi Gas Chemical Co., Inc.	9,340	135,763
Nissan Chemical Corp.	155	7,926
Sherwin-Williams Co. (The)	2,645	639,931
Sumitomo Bakelite Co. Ltd.	1,090	35,279
Symrise AG	736	85,881
TOTAL CHEMICALS		$2,090,821

COMMERCIAL SERVICES & SUPPLIES – 2.1%
Aeon Delight Co. Ltd.	4,947	107,067
Cintas Corp.	2,423	1,030,962
Clean Harbors, Inc.*	7,799	761,105
Copart, Inc.*	8,701	1,114,598
Kokuyo Co. Ltd.	5,000	66,671
Prosegur Cia de Seguridad SA	26,383	47,051
Rollins, Inc.	4,103	158,253
Secom Co. Ltd.	1,047	69,929
Waste Connections, Inc.	8,828	1,177,390
TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,533,026

COMMUNICATIONS EQUIPMENT – 0.9%
Cisco Systems, Inc.	14,581	661,540
Motorola Solutions, Inc.	4,610	1,099,900

Description	Number of Shares	Value

Nokia OYJ	34,597	$180,201
TOTAL COMMUNICATIONS EQUIPMENT		$1,941,641

CONSTRUCTION & ENGINEERING – 0.8%
Bouygues SA	1,271	38,422
Chiyoda Corp.*	8,621	26,529
EXEO Group, Inc.	3,614	60,556
Fugro NV*	5,089	60,571
Implenia AG*	2,292	60,617
JGC Holdings Corp.	15,518	190,847
Vinci SA	13,217	1,266,965
TOTAL CONSTRUCTION & ENGINEERING		$1,704,507

CONSTRUCTION MATERIALS – 0.2%
HeidelbergCement AG	3,295	167,838
Holcim AG*	4,196	196,745
Imerys SA	1,821	61,707
Taiheiyo Cement Corp.	4,706	70,604
Vicat SA	1,601	41,741
TOTAL CONSTRUCTION MATERIALS		$538,635

CONSUMER FINANCE – 0.7%
American Express Co.	3,074	473,458
Credit Acceptance Corp.*	1,750	1,007,843
Marui Group Co. Ltd.	4,070	74,294
Provident Financial PLC	16,980	40,126
TOTAL CONSUMER FINANCE		$1,595,721

CONTAINERS & PACKAGING – 0.2%
Ball Corp.	5,797	425,616
Nampak Ltd.*	56,917	8,439
TOTAL CONTAINERS & PACKAGING		$434,055

DISTRIBUTORS – 0.5%
Genuine Parts Co.	2,240	342,429
LKQ Corp.	12,004	658,299
PALTAC Corp.	2,620	82,133
TOTAL DISTRIBUTORS		$1,082,861

DIVERSIFIED CONSUMER SERVICES – 0.0%**
Benesse Holdings, Inc.	562	10,128

DIVERSIFIED FINANCIAL SERVICES – 2.2%
Bank of America Corp.	26,012	879,466
Berkshire Hathaway, Inc., Class B*	5,286	1,588,972
BNP Paribas SA	3,816	180,296
G-Resources Group Ltd.	18,893	5,496
ING Groep NV	12,835	124,677
Investor AB, Class B	5,402	100,811
Kasikornbank PCL, NVDR	26,162	104,873
Mitsubishi UFJ Financial Group, Inc.	137,960	777,334
Royal Bank of Canada	6,548	638,463
Societe Generale SA	6,625	148,442
Sumitomo Mitsui Financial Group, Inc.	10,278	322,442
TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,871,272

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
AT&T, Inc.	8,211	154,203
BT Group PLC	65,712	129,737

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Hellenic Telecommunications Organization SA	29,643	$510,392
Koninklijke KPN NV	136,049	448,825
KT Corp., ADR	11,134	160,330
Magyar Telekom Telecommunications PLC, ADR	6,004	22,275
Nippon Telegraph & Telephone Corp.	12,675	362,065
Orange SA	23,839	243,597
Proximus SADP	3,764	52,158
Swisscom AG	205	110,831
Telefonica Brasil SA	9,976	86,127
Telenor ASA	3,875	47,059
Telia Co. AB	14,721	54,384
Telkom Indonesia Persero Tbk PT	1,651,800	471,787
Turk Telekomunikasyon AS	100,418	50,894
Verizon Communications, Inc.	19,999	923,754
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,828,418

ELECTRIC UTILITIES – 1.2%
American Electric Power Co., Inc.	174	17,149
Chubu Electric Power Co., Inc.	6,754	72,048
Duke Energy Corp.	6,741	741,038
Edison International	7,848	531,859
Exelon Corp.	13,999	650,813
Iberdrola SA	50,863	543,140
Kansai Electric Power Co., Inc. (The)	1,221	12,379
Red Electrica Corp. SA	2,248	44,197
TOTAL ELECTRIC UTILITIES		$2,612,623

ELECTRICAL EQUIPMENT – 0.3%
Cosel Co. Ltd.	5,774	37,670
Nippon Carbon Co. Ltd.	2,100	64,523
Schneider Electric SE	2,517	348,111
Ushio, Inc.	16,557	228,920
Zumtobel Group AG	2,522	18,020
TOTAL ELECTRICAL EQUIPMENT		$697,244

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%
Ai Holdings Corp.	3,600	45,573
Alps Alpine Co. Ltd.	7,665	79,773
Amano Corp.	6,830	131,411
Amphenol Corp., Class A	2,927	225,759
Canon Marketing Japan, Inc.	3,611	84,801
Citizen Watch Co. Ltd.	11,358	49,794
Enplas Corp.	1,012	22,695
Foxconn Technology Co. Ltd.	35,217	58,109
Halma PLC	2,102	59,198
Hon Hai Precision Industry Co. Ltd.	31,620	115,563
Keyence Corp.	134	53,110
Kyocera Corp.	3,090	171,770
Maruwa Co. Ltd.	504	64,767
Nichicon Corp.	3,076	29,511
Nippon Chemi-Con Corp.*	4,461	58,367
PAX Global Technology Ltd.	42,039	39,332
Shimadzu Corp.	1,734	61,694
Sunny Optical Technology Group Co. Ltd.	17,100	231,339
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,582,566

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 0.3%
China Oilfield Services Ltd., Class H	318,000	$292,934
Schlumberger NV	8,678	321,346
Trican Well Service Ltd.*	12,874	38,103
TOTAL ENERGY EQUIPMENT & SERVICES		$652,383

ENTERTAINMENT – 0.5%
Capcom Co. Ltd.	714	19,848
DeNA Co. Ltd.	6,068	89,631
NetEase, Inc., ADR	5,610	521,618
NetEase, Inc.	9,000	168,361
Nexon Co. Ltd.	3,179	72,170
Nintendo Co. Ltd.	162	72,442
Square Enix Holdings Co. Ltd.	1,904	88,345
TOTAL ENTERTAINMENT		$1,032,415

FOOD & STAPLES RETAILING – 1.0%
Atacadao SA	9,895	35,686
Carrefour SA	6,336	107,979
Cosmos Pharmaceutical Corp.	18	1,935
Costco Wholesale Corp.	625	338,312
J Sainsbury PLC	50,921	137,363
Jeronimo Martins SGPS SA	2,321	53,724
Koninklijke Ahold Delhaize NV	4,473	123,181
Marks & Spencer Group PLC*	11,834	20,516
Performance Food Group Co.*	15,797	785,269
Sundrug Co. Ltd.	7,767	182,192
Tesco PLC	37,100	118,985
Tsuruha Holdings, Inc.	2,234	127,279
Walmart, Inc.	1,588	209,695
TOTAL FOOD & STAPLES RETAILING		$2,242,116

FOOD PRODUCTS – 1.6%
Astral Foods Ltd.	4,464	53,777
Barry Callebaut AG	20	44,313
Chocoladefabriken Lindt & Spruengli AG	8	88,469
General Mills, Inc.	2,180	163,042
Hormel Foods Corp.	3,934	194,104
Kellogg Co.	11,870	877,430
MEIJI Holdings Co. Ltd.	767	40,045
Nestle SA	9,427	1,155,065
Nisshin Seifun Group, Inc.	1,867	22,982
Nissin Foods Holdings Co. Ltd.	608	44,035
Nomad Foods Ltd.*	30,693	565,979
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	136,930	11,641
Toyo Suisan Kaisha Ltd.	2,159	91,731
Ulker Biskuvi Sanayi AS*	29,504	24,308
WH Group Ltd.	68,144	51,608
Yihai International Holding Ltd.*	17,000	49,798
TOTAL FOOD PRODUCTS		$3,478,327

GAS UTILITIES – 0.7%
China Gas Holdings Ltd.	39,059	60,039
Enagas SA	5,579	110,122
ENN Energy Holdings Ltd.	43,300	706,335
Osaka Gas Co. Ltd.	1,753	31,516
Snam SpA	10,479	52,579

July 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Tokyo Gas Co. Ltd.	2,635	$51,754
UGI Corp.	14,106	608,815
TOTAL GAS UTILITIES		$1,621,160

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Abbott Laboratories	1,276	138,880
Asahi Intecc Co. Ltd.	2,080	38,480
Baxter International, Inc.	8,449	495,618
Boston Scientific Corp.*	10,874	446,378
Coloplast A/S, Class B	658	77,012
DexCom, Inc.*	2,074	170,234
DiaSorin SpA	140	19,466
Hoya Corp.	542	54,304
ICU Medical, Inc.*	3,044	539,305
Koninklijke Philips NV	27,017	559,151
Medtronic PLC	9,875	913,635
Paramount Bed Holdings Co. Ltd.	3,371	62,491
Siemens Healthineers AG	1,562	80,043
STERIS PLC	113	25,498
Stryker Corp.	3,806	817,338
Sysmex Corp.	674	47,188
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,485,021

HEALTH CARE PROVIDERS & SERVICES – 2.6%
Alfresa Holdings Corp.	5,985	79,875
BML, Inc.	1,815	53,681
Chemed Corp.	1,455	699,986
Elevance Health, Inc.	1,303	621,661
Fresenius SE & Co. KGaA	5,817	148,851
HCA Healthcare, Inc.	4,380	930,400
Humana, Inc.	3,306	1,593,492
Netcare Ltd.	72,973	66,883
UnitedHealth Group, Inc.	3,045	1,651,425
TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,846,254

HOTELS, RESTAURANTS & LEISURE – 1.7%
Choice Hotels International, Inc.	6,323	764,261
Compass Group PLC	52,082	1,220,617
Evolution AB	644	62,488
H World Group Ltd., ADR	7,208	276,427
La Francaise des Jeux SAEM	582	20,788
McDonald’s Corp.	3,932	1,035,571
McDonald’s Holdings Co. Japan Ltd.	765	28,714
Sands China Ltd.*	162,600	381,385
TOTAL HOTELS, RESTAURANTS & LEISURE		$3,790,251

HOUSEHOLD DURABLES – 0.9%
Casio Computer Co. Ltd.	9,180	89,798
Coway Co. Ltd.	1,743	85,985
De’ Longhi SpA	2,241	42,623
Garmin Ltd.	1,535	149,847
Nikon Corp.	6,625	76,297
NVR, Inc.*	275	1,208,102
Persimmon PLC	2,420	55,820
Rinnai Corp.	411	31,248
Sekisui Chemical Co. Ltd.	2,964	41,702
Sekisui House Ltd.	7,666	135,775

Description	Number of Shares	Value

Tamron Co. Ltd.	1,068	$23,085
TOTAL HOUSEHOLD DURABLES		$1,940,282

HOUSEHOLD PRODUCTS – 1.4%
Clorox Co. (The)	250	35,460
Colgate-Palmolive Co.	10,193	802,597
Henkel AG & Co. KGaA	1,582	99,753
Procter & Gamble Co. (The)	7,356	1,021,822
Reckitt Benckiser Group PLC*	12,269	995,197
Unicharm Corp.	1,763	63,860
TOTAL HOUSEHOLD PRODUCTS		$3,018,689

INDUSTRIAL CONGLOMERATES – 0.1%
3M Co.	960	137,510

INSURANCE – 8.6%
Admiral Group PLC	996	23,278
Ageas SA	2,704	118,017
AIA Group Ltd.	289,322	2,906,717
Aon PLC, Class A	827	240,690
Arch Capital Group Ltd.*	8,417	373,715
Arthur J. Gallagher & Co.	6,240	1,116,898
Assicurazioni Generali SpA	8,237	123,140
AXA SA	60,128	1,385,501
Baloise Holding AG	213	33,937
Brown & Brown, Inc.	864	56,246
Caixa Seguridade Participacoes S/A	56,142	80,728
China Pacific Insurance Group Co. Ltd., Class H	51,800	110,646
China Reinsurance Group Corp., Class H	905,940	71,593
Chubb Ltd.	4,010	756,446
Dai-ichi Life Holdings, Inc.	15,854	275,779
Enstar Group Ltd.*	2,602	514,988
Gjensidige Forsikring ASA	614	12,842
Globe Life, Inc.	9,867	993,903
Intact Financial Corp.	17,542	2,610,992
Markel Corp.*	955	1,238,769
Marsh & McLennan Cos., Inc.	4,739	777,006
MS&AD Insurance Group Holdings, Inc.	12,217	396,214
Old Mutual Ltd.	121,999	83,214
Phoenix Group Holdings PLC	362	2,852
Progressive Corp. (The)	15,377	1,769,278
Sampo OYJ, Class A	2,437	105,285
SCOR SE	3,730	65,639
Swiss Life Holding AG	32	16,952
T&D Holdings, Inc.	81,328	920,474
Tokio Marine Holdings, Inc.	17,932	1,049,738
Tongyang Life Insurance Co. Ltd.	7,357	30,644
White Mountains Insurance Group Ltd.	268	332,167
Willis Towers Watson PLC	1,054	218,115
Zurich Insurance Group AG	290	126,593
TOTAL INSURANCE		$18,938,996

INTERACTIVE MEDIA & SERVICES – 2.1%
Alphabet, Inc., Class A*	15,384	1,789,467
Alphabet, Inc., Class C*	5,220	608,861
Meta Platforms, Inc., Class A*	2,936	467,117
Tencent Holdings Ltd.	47,100	1,820,359
TOTAL INTERACTIVE MEDIA & SERVICES		$4,685,804

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

INTERNET & DIRECT MARKETING RETAIL – 2.0%
Alibaba Group Holding Ltd.*	13,500	$151,787
Alibaba Group Holding Ltd., ADR*	4,710	420,933
Amazon.com, Inc.*	14,422	1,946,249
ASKUL Corp.	17,123	225,892
JD.com, Inc., ADR	9,605	571,497
Meituan, Class B*	48,439	1,086,649
TOTAL INTERNET & DIRECT MARKETING RETAIL		$4,403,007

IT SERVICES – 5.3%
Accenture PLC, Class A	4,368	1,337,744
Automatic Data Processing, Inc.	3,657	881,776
BIPROGY Inc	5,073	108,255
Capgemini SE	5,511	1,051,152
Cognizant Technology Solutions Corp., Class A	5,492	373,236
Edenred	14,602	749,528
EPAM Systems, Inc.*	204	71,247
Fidelity National Information Services, Inc.	7,988	816,054
FleetCor Technologies, Inc.*	2,389	525,795
Gartner, Inc.*	2,116	561,756
Global Payments, Inc.	2,271	277,789
GoDaddy, Inc., Class A*	16,313	1,210,098
International Business Machines Corp.	143	18,703
Jack Henry & Associates, Inc.	267	55,475
Mastercard, Inc., Class A	3,100	1,096,749
Nomura Research Institute Ltd.	2,040	61,290
NS Solutions Corp.	3,614	106,342
Obic Co. Ltd.	391	62,509
Okta, Inc.*	3,018	297,122
Paychex, Inc.	2,437	312,618
Sopra Steria Group SACA	188	31,327
Transcosmos, Inc.	2,200	62,420
Visa, Inc., Class A	7,321	1,552,857
TOTAL IT SERVICES		$11,621,842

LEISURE PRODUCTS – 0.1%
Bandai Namco Holdings, Inc.	876	68,435
Shimano, Inc.	423	70,661
TOTAL LEISURE PRODUCTS		$139,096

LIFE SCIENCES TOOLS & SERVICES – 1.0%
Agilent Technologies, Inc.	1,087	145,767
CMIC Holdings Co. Ltd.	1,630	18,768
Danaher Corp.	3,128	911,718
ICON PLC*	2,315	558,494
Sartorius Stedim Biotech	153	61,206
Thermo Fisher Scientific, Inc.	490	293,221
Wuxi Biologics Cayman, Inc.*	20,000	191,442
TOTAL LIFE SCIENCES TOOLS & SERVICES		$2,180,616

MACHINERY – 2.8%
Amada Co. Ltd.	9,800	79,103
CNH Industrial NV	30,727	395,846
Daimler Truck Holding AG*	6,073	165,944
Fortive Corp.	18,623	1,200,252
Graco, Inc.	5,203	349,433
Hino Motors Ltd.	15,542	80,775
Hisaka Works Ltd.	3,030	19,381

Description	Number of Shares	Value

IDEX Corp.	4,287	$894,911
Ingersoll Rand, Inc.	5,117	254,827
Kone OYJ, Class B	10,400	475,295
Makino Milling Machine Co. Ltd.	2,369	80,653
Makita Corp.	4,291	104,865
MISUMI Group, Inc.	2,234	55,578
Mitsubishi Heavy Industries Ltd.	2,127	78,981
OKUMA Corp.	3,510	137,913
PACCAR, Inc.	9,676	885,547
Schindler Holding AG	353	68,997
SKF AB, Class B	7,775	130,849
SMC Corp.	112	55,198
Spirax-Sarco Engineering PLC	408	59,531
Star Micronics Co. Ltd.	3,300	42,763
Sumitomo Heavy Industries Ltd.	4,750	108,679
THK Co. Ltd.	9,931	210,692
Toyota Industries Corp.	1,450	88,290
Wartsila OYJ Abp	10,696	93,981
Weichai Power Co. Ltd., Class H	101,000	144,399
TOTAL MACHINERY		$6,262,683

MARINE – 0.0%**
Kuehne + Nagel International AG	151	40,667
Pacific Basin Shipping Ltd.	31,833	15,224
TOTAL MARINE		$55,891

MEDIA – 1.2%
Cable One, Inc.	675	929,259
Comcast Corp., Class A	12,596	472,602
Criteo SA, ADR*	1,088	27,635
Fuji Media Holdings, Inc.	4,110	35,775
Metropole Television SA	4,933	64,980
Nippon Television Holdings, Inc.	15,464	144,038
Publicis Groupe SA	9,133	486,016
RTL Group SA	2,419	95,021
Television Francaise 1	11,376	78,366
TV Asahi Holdings Corp.	5,179	58,174
WPP PLC	18,109	195,439
TOTAL MEDIA		$2,587,305

METALS & MINING – 1.3%
Anglo American PLC	15,547	561,944
Asahi Holdings, Inc.	4,330	66,086
Barrick Gold Corp.	7,854	123,770
Centamin PLC	55,351	55,964
Centerra Gold, Inc.	8,199	51,030
Chubu Steel Plate Co. Ltd.	1,442	9,539
Eldorado Gold Corp.*	4,933	30,387
Endeavour Mining PLC	4,438	87,543
Glencore PLC*	76,914	435,926
Harmony Gold Mining Co. Ltd., ADR	13,501	44,148
Hitachi Metals Ltd.*	2,053	31,569
Kinross Gold Corp.	16,321	55,655
Kyoei Steel Ltd.	5,401	59,891
Maruichi Steel Tube Ltd.	4,227	93,561
Nakayama Steel Works Ltd.	7,287	24,778
Neturen Co. Ltd.	5,445	27,691
Norsk Hydro ASA	3,768	25,529

July 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

OceanaGold Corp.*	28,056	$51,049
Resolute Mining Ltd.*	46,427	9,122
Rio Tinto PLC	12,518	755,706
Yamato Kogyo Co. Ltd.	5,317	181,820
Yodogawa Steel Works Ltd.	1,903	34,138
TOTAL METALS & MINING		$2,816,846

MULTILINE RETAIL – 0.2%
Dollar General Corp.	1,208	300,104
Ryohin Keikaku Co. Ltd.	7,000	69,480
TOTAL MULTILINE RETAIL		$369,584

MULTI-UTILITIES – 1.1%
Centrica PLC*	39,363	42,177
Consolidated Edison, Inc.	2,902	288,081
Dominion Energy, Inc.	2,166	177,569
Engie SA	17,947	222,047
National Grid PLC	105,723	1,455,764
WEC Energy Group, Inc.	2,812	291,914
TOTAL MULTI-UTILITIES		$2,477,552

OIL, GAS & CONSUMABLE FUELS – 3.0%
ARC Resources Ltd.	4,817	67,559
BP PLC	82,195	402,284
Cameco Corp.	4,718	121,510
Chevron Corp.	1,047	171,478
ConocoPhillips	4,194	408,621
Coterra Energy, Inc.	9,815	300,241
Enbridge, Inc.	19,289	866,277
Eni SpA	28,066	337,370
Exxon Mobil Corp.	2,812	272,567
Inpex Corp.	10,439	119,650
Japan Petroleum Exploration Co. Ltd.	1,830	48,287
Pioneer Natural Resources Co.	1,194	282,918
Shell PLC	22,553	601,631
TC Energy Corp.	14,670	782,102
TotalEnergies SE*	34,596	1,767,073
Ultrapar Participacoes SA	32,548	79,890
YPF SA, ADR*	5,394	20,012
TOTAL OIL, GAS & CONSUMABLE FUELS		$6,649,470

PERSONAL PRODUCTS – 0.1%
Haleon PLC*	571	2,029
Kobayashi Pharmaceutical Co. Ltd.	512	34,110
Unilever PLC	3,739	182,100
TOTAL PERSONAL PRODUCTS		$218,239

PHARMACEUTICALS – 6.2%
Astellas Pharma, Inc.	6,838	107,093
AstraZeneca PLC	10,693	1,406,571
AstraZeneca PLC, ADR	9,438	625,079
Bristol-Myers Squibb Co.	3,732	275,347
Chugai Pharmaceutical Co. Ltd.	5,170	145,240
Daiichi Sankyo Co. Ltd.	5,750	152,460
Eisai Co. Ltd.	1,029	47,123
Eli Lilly & Co.	3,412	1,124,902
GSK PLC	457	9,597
Johnson & Johnson	10,251	1,789,004

Description	Number of Shares	Value

Kissei Pharmaceutical Co. Ltd.	2,403	$50,946
Kyowa Kirin Co. Ltd.	5,380	126,835
Merck & Co., Inc.	12,356	1,103,885
Nippon Shinyaku Co. Ltd.	1,285	79,531
Novartis AG	36,202	3,110,826
Novo Nordisk A/S, Class B	1,441	167,839
Ono Pharmaceutical Co. Ltd.	6,012	169,051
Otsuka Holdings Co. Ltd.	1,968	70,303
Pfizer, Inc.	32,765	1,654,960
Roche Holding AG	1,999	663,677
Roche Holding AG	178	72,564
Sanofi	1,447	143,793
Takeda Pharmaceutical Co. Ltd.	7,871	230,937
UCB SA	4,032	315,056
Vifor Pharma AG*	252	44,124
TOTAL PHARMACEUTICALS		$13,686,743

PROFESSIONAL SERVICES – 1.9%
Adecco Group AG*	4,440	156,408
BeNext-Yumeshin Group Co.	9,125	109,502
Bureau Veritas SA	49,391	1,362,235
en Japan, Inc.	2,700	42,433
Experian PLC	16,056	562,157
Hays PLC	55,498	86,586
Nihon M&A Center Holdings, Inc.	1,666	22,295
Pagegroup PLC	10,466	58,254
Recruit Holdings Co. Ltd.	2,983	111,484
RELX PLC	1,141	33,784
Science Applications International Corp.	8,501	823,492
SGS SA	35	85,416
SThree PLC	7,346	33,740
Wolters Kluwer NV	6,657	722,966
TOTAL PROFESSIONAL SERVICES		$4,210,752

REAL ESTATE INVESTMENT TRUSTS – 2.2%
American Tower Corp.	3,966	1,074,112
British Land Co. PLC (The)	13,340	80,210
Brixmor Property Group, Inc.	20,020	464,064
Daiwa House REIT Investment Corp.	21	50,543
Japan Real Estate Investment Corp.	12	57,947
Land Securities Group PLC	9,140	81,675
Medical Properties Trust, Inc.	88,412	1,524,223
Nippon Building Fund, Inc.	12	63,657
Nomura Real Estate Master Fund, Inc.	38	47,606
Public Storage	3,313	1,081,396
Welltower, Inc.	4,270	368,672
TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,894,105

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
CK Asset Holdings Ltd.	22,858	161,829
Daito Trust Construction Co. Ltd.	152	14,410
Mitsubishi Estate Co. Ltd.	22,340	331,785
Swiss Prime Site AG	1,151	104,814
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$612,838

ROAD & RAIL – 1.4%
AMERCO	1,148	616,568

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Canadian National Railway Co.	20,160	$2,554,025
TOTAL ROAD & RAIL		$3,170,593

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.2%
ams-OSRAM AG*	6,619	54,637
Disco Corp.	244	59,616
Intel Corp.	4,970	180,461
Mimasu Semiconductor Industry Co. Ltd.	4,000	64,143
Miraial Co. Ltd.	2,160	29,729
Optorun Co. Ltd.	3,970	56,334
Rohm Co. Ltd.	1,420	105,379
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	514,487
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,332	383,295
Texas Instruments, Inc.	6,187	1,106,792
Tokyo Seimitsu Co. Ltd.	1,129	39,224
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,594,097

SOFTWARE – 4.4%
ANSYS, Inc.*	581	162,093
Black Knight, Inc.*	19,066	1,252,255
Constellation Software, Inc.	1,317	2,240,366
Dassault Systemes SE	2,750	117,952
Kingdee International Software Group Co. Ltd.*	115,263	248,867
Microsoft Corp.	15,773	4,428,112
Palo Alto Networks, Inc.*	601	299,959
Roper Technologies, Inc.	379	165,498
Salesforce, Inc.*	2,219	408,340
Topicus.com, Inc.*	1,258	71,960
Trend Micro, Inc.	1,221	70,958
Tyler Technologies, Inc.*	355	141,645
TOTAL SOFTWARE		$9,608,005

SPECIALTY RETAIL – 1.5%
Adastria Co. Ltd.	2,782	41,780
CarMax, Inc.*	5,457	543,190
CECONOMY AG	13,167	26,555
China Meidong Auto Holdings Ltd.	86,487	210,184
Hikari Tsushin, Inc.	707	77,903
Home Depot, Inc. (The)	1,976	594,657
Industria de Diseno Textil SA	25,133	610,404
Kingfisher PLC	20,315	64,274
K’s Holdings Corp.	7,420	74,925
Nitori Holdings Co. Ltd.	363	38,405
Shimamura Co. Ltd.	763	73,167
TJX Cos., Inc. (The)	9,493	580,592
Ulta Beauty, Inc.*	581	225,957
USS Co. Ltd.	2,101	41,227
Xebio Holdings Co. Ltd.	6,658	46,146
TOTAL SPECIALTY RETAIL		$3,249,366

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.3%
Apple, Inc.	14,611	2,374,434
Canon, Inc.	3,681	87,084
Catcher Technology Co. Ltd.	17,960	102,577
Elecom Co. Ltd.	8,200	104,943
Maxell Ltd.	5,941	62,141

Description	Number of Shares	Value

Quadient SA	3,827	$74,510
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$2,805,689

TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Cie Financiere Richemont SA, Class A	1,599	192,804
Hermes International	100	137,194
Li Ning Co. Ltd.	45,000	365,023
Lululemon Athletica, Inc.*	275	85,390
NIKE, Inc., Class B	6,853	787,547
Sanyo Shokai Ltd.*	2,000	13,155
Swatch Group AG (The)	469	124,856
Yue Yuen Industrial Holdings Ltd.	34,068	45,270
TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,751,239

TOBACCO – 0.6%
British American Tobacco PLC	11,915	466,873
Philip Morris International, Inc.	8,458	821,695
TOTAL TOBACCO		$1,288,568

TRADING COMPANIES & DISTRIBUTORS – 1.5%
AerCap Holdings NV*	9,826	440,794
Brenntag SE	16,148	1,134,318
Fastenal Co.	11,766	604,302
Inaba Denki Sangyo Co. Ltd.	2,700	56,296
ITOCHU Corp.	7,036	204,816
Marubeni Corp.	341	3,172
Mitsubishi Corp.	6,250	185,745
MonotaRO Co. Ltd.	2,398	42,817
Rexel SA*	3,520	62,559
SIG PLC*	28,641	12,746
Sumitomo Corp.	5,067	71,242
Triton International Ltd.	8,121	520,394
TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,339,201

TRANSPORTATION INFRASTRUCTURE – 0.1%
Kamigumi Co. Ltd.	7,571	153,952

WATER UTILITIES – 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	15,860	136,926
Severn Trent PLC	1,386	49,829
TOTAL WATER UTILITIES		$186,755

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
America Movil SAB de CV, Class L, ADR	754	14,273
Empresa Nacional de Telecomunicaciones SA	16,540	54,697
KDDI Corp.	40,848	1,309,683
MTN Group Ltd.	2,768	23,231
SoftBank Corp.	5,730	66,252
T-Mobile US, Inc.*	4,176	597,418
Turkcell Iletisim Hizmetleri AS	39,421	37,456
TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,103,010

TOTAL COMMON STOCKS (COST $ 174,384,373)		$204,214,688

EXCHANGE-TRADED FUNDS – 0.4%

EQUITY FUNDS – 0.4%
iShares Core MSCI EAFE ETF	2,090	129,684
iShares MSCI ACWI ETF	7,843	704,458

July 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

NEXT FUNDS TOPIX ETF	3,270	$49,312

TOTAL EXCHANGE-TRADED FUNDS (COST $ 915,392)		$883,454

PREFERRED STOCKS – 0.1%

CONSUMER STAPLES – 0.1%
Henkel AG & Co. KGaA 1.85%	1,814	115,885

MATERIALS – 0.0%**
Fuchs Petrolub SE 1.03%	2,191	65,649

TOTAL PREFERRED STOCKS (COST $ 198,170)		$181,534

Description	Number of Shares	Value

MONEY MARKET FUND – 4.1%
Dreyfus Government Cash Management Fund, Institutional Shares 1.83%^	9,117,602	$9,117,602

TOTAL MONEY MARKET FUND (COST $ 9,117,602)		$9,117,602

TOTAL INVESTMENTS – 97.2% (COST $ 184,615,537)		$214,397,278

OTHER ASSETS LESS LIABILITIES – 2.8%		6,229,997

TOTAL NET ASSETS – 100.0%		$220,627,275

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks
Aerospace & Defense	$2,929,802	$2,753,271	$—		$5,683,073
Air Freight & Logistics	1,923,176	368,227	—		2,291,403
Airlines	—	198,707	—		198,707
Auto Components	—	1,011,335	—		1,011,335
Automobiles	98,027	2,086,663	—		2,184,690
Banks	3,405,769	3,332,311	—	(a)	6,738,080
Beverages	1,355,376	1,802,041	—		3,157,417
Biotechnology	503,056	—	—		503,056
Building Products	1,608,505	547,063	—		2,155,568
Capital Markets	5,529,973	1,931,616	—		7,461,589
Chemicals	1,292,553	798,268	—		2,090,821
Commercial Services & Supplies	4,242,308	290,718	—		4,533,026
Communications Equipment	1,761,440	180,201	—		1,941,641
Construction & Engineering	—	1,704,507	—		1,704,507
Construction Materials	—	538,635	—		538,635
Consumer Finance	1,481,301	114,420	—		1,595,721
Containers & Packaging	425,616	8,439	—		434,055
Distributors	1,000,728	82,133	—		1,082,861
Diversified Consumer Services	—	10,128	—		10,128
Diversified Financial Services	3,106,901	1,764,371	—		4,871,272
Diversified Telecommunication Services	1,346,689	2,481,729	—		3,828,418
Electric Utilities	1,940,859	671,764	—		2,612,623
Electrical Equipment	—	697,244	—		697,244
Electronic Equipment, Instruments & Components	225,759	1,356,807	—		1,582,566
Energy Equipment & Services	359,449	292,934	—		652,383
Entertainment	521,618	510,797	—		1,032,415
Food & Staples Retailing	1,368,962	873,154	—		2,242,116
Food Products	1,800,555	1,677,772	—		3,478,327
Gas Utilities	608,815	1,012,345	—		1,621,160
Health Care Equipment & Supplies	3,546,886	938,135	—		4,485,021
Health Care Providers & Services	5,496,964	349,290	—		5,846,254
Hotels, Restaurants & Leisure	2,076,259	1,713,992	—		3,790,251
Household Durables	1,357,949	582,333	—		1,940,282
Household Products	1,859,879	1,158,810	—		3,018,689

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$137,510	$—	$—	$137,510
Insurance	11,079,941	7,859,055	—	18,938,996
Interactive Media & Services	2,865,445	1,820,359	—	4,685,804
Internet & Direct Marketing Retail	2,938,679	1,464,328	—	4,403,007
IT Services	9,389,019	2,232,823	—	11,621,842
Leisure Products	—	139,096	—	139,096
Life Sciences Tools & Services	1,909,200	271,416	—	2,180,616
Machinery	3,584,970	2,677,713	—	6,262,683
Marine	—	55,891	—	55,891
Media	1,429,496	1,157,809	—	2,587,305
Metals & Mining	443,582	2,373,264	—	2,816,846
Multiline Retail	300,104	69,480	—	369,584
Multi-Utilities	757,564	1,719,988	—	2,477,552
Oil, Gas & Consumable Fuels	3,373,175	3,276,295	—	6,649,470
Personal Products	2,029	216,210	—	218,239
Pharmaceuticals	6,573,177	7,113,566	—	13,686,743
Professional Services	823,492	3,387,260	—	4,210,752
Real Estate Investment Trusts	4,512,467	381,638	—	4,894,105
Real Estate Management & Development	—	612,838	—	612,838
Road & Rail	3,170,593	—	—	3,170,593
Semiconductors & Semiconductor Equipment	1,670,548	923,549	—	2,594,097
Software	9,170,228	437,777	—	9,608,005
Specialty Retail	1,944,396	1,304,970	—	3,249,366
Technology Hardware, Storage & Peripherals	2,374,434	431,255	—	2,805,689
Textiles, Apparel & Luxury Goods	872,937	878,302	—	1,751,239
Tobacco	821,695	466,873	—	1,288,568
Trading Companies & Distributors	1,565,490	1,773,711	—	3,339,201
Transportation Infrastructure	—	153,952	—	153,952
Water Utilities	136,926	49,829	—	186,755
Wireless Telecommunication Services	666,388	1,436,622	—	2,103,010

Exchange-Traded Funds	834,142	49,312	—	883,454

Preferred Stocks	—	181,534	—	181,534

Money Market Fund	9,117,602	—	—	9,117,602

Total Investments in Securities	$135,640,403	$78,756,875	$—	$214,397,278

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$696,271	$—	$696,271
Financial Futures Contracts	341,327	—	—	341,327

Total Assets – Other Financial Instruments	$341,327	$696,271	$—	$1,037,598

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(7,873)	$—	$(7,873)

Financial Futures Contracts	(3,697,007)	—	—	(3,697,007)

Total Liabilities – Other Financial Instruments	$(3,697,007)	$(7,873)	$—	$(3,704,880)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.

July 31, 2022 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SpA	Societa per Azioni

At July 31, 2022, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
9/21/2022	BNP Paribas	4,431,000 EUR	$4,765,009	$4,545,835	$219,174	$—
9/21/2022	Standard Chartered PLC	579,600,000 JPY	4,505,892	4,364,592	141,300	—
9/21/2022	TD Securities Ltd.	3,482,000 GBP	4,389,441	4,245,619	143,822	—
9/21/2022	National Westminster	207,400,000 JPY	1,553,922	1,561,795	—	(7,873)
9/21/2022	Credit Agricole Securities (USA), Inc.	931,000 EUR	985,444	955,128	30,316	—
9/21/2022	Deutsche Bank AG	1,590,000 GBP	1,958,645	1,938,694	19,951	—
9/21/2022	TD Securities Ltd.	8,975,000 CAD	7,149,116	7,007,408	141,708	—
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$696,271	$(7,873)

At July 31, 2022, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
EXCHANGE-TRADED:
E-Mini Russell 2000 Index	September 2022	67	$6,149,854	$6,315,755	$—	$(165,901)
E-Mini S&P 500 Index	September 2022	121	23,958,323	25,007,675	—	(1,049,352)
E-Mini S&P Mid 400 Index	September 2022	58	13,803,809	14,583,520	—	(779,711)
Euro STOXX 50 Index	September 2022	112	4,016,878	4,237,665	—	(220,787)
FTSE 100 Index	September 2022	51	4,458,157	4,582,003	—	(123,846)
HSCE Index	August 2022	146	6,547,542	6,398,043	149,499	—
MSCI EAFE Index	September 2022	308	28,759,923	30,062,340	—	(1,302,417)
S&P TSX 60 Index	September 2022	36	6,865,835	6,674,007	191,828	—
TOPIX Index	September 2022	36	5,175,603	5,230,596	—	(54,993)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$341,327	$(3,697,007)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2022 (unaudited)